Capital stock - Movement of Ordinary Shares Issued (Detail) - Ordinary shares [member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance	727,240	727,240	727,265
Restricted shares – cancelled			(25)
Ending balance	727,240	727,240	727,240